Restructuring - Reserve Costs by Initiatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of activity related to reserves associated with the remaining cost reduction initiative
Reserve, Beginning Balance	$ 391	$ 2,121
Charges (Adjustments)	(118)	(91)	$ 3,577
Cash (payments) refunds	62	(1,628)
Foreign currency adjustments	(40)	(11)
Reserve, Ending Balance	295	391	2,121
Severance and benefit costs | 2010 Initiative
Summary of activity related to reserves associated with the remaining cost reduction initiative
Reserve, Beginning Balance	330	436
Charges (Adjustments)	(55)	0
Cash (payments) refunds	53	(113)
Foreign currency adjustments	(35)	7
Reserve, Ending Balance	293	330	436
Severance and benefit costs | 2012 Initiative
Summary of activity related to reserves associated with the remaining cost reduction initiative
Reserve, Beginning Balance	2	1,533
Charges (Adjustments)	(10)	(91)
Cash (payments) refunds	10	(1,421)
Foreign currency adjustments	0	(19)
Reserve, Ending Balance	2	2	1,533
Lease termination costs | 2010 Initiative
Summary of activity related to reserves associated with the remaining cost reduction initiative
Reserve, Beginning Balance	24	24
Charges (Adjustments)	$ (22)	0
Cash (payments) refunds		(1)
Foreign currency adjustments	$ (2)	1
Reserve, Ending Balance	0	24	24
Lease termination costs | 2012 Initiative
Summary of activity related to reserves associated with the remaining cost reduction initiative
Reserve, Beginning Balance	34	76
Charges (Adjustments)	(31)	0
Cash (payments) refunds	0	(42)
Foreign currency adjustments	(3)	0
Reserve, Ending Balance	0	34	76
Other restructuring costs | 2010 Initiative
Summary of activity related to reserves associated with the remaining cost reduction initiative
Reserve, Beginning Balance	1	19
Charges (Adjustments)	0	0
Cash (payments) refunds	(1)	(18)
Foreign currency adjustments	0	0
Reserve, Ending Balance	0	1	19
Other restructuring costs | 2012 Initiative
Summary of activity related to reserves associated with the remaining cost reduction initiative
Reserve, Beginning Balance	0	33
Charges (Adjustments)	0	0
Cash (payments) refunds	0	(33)
Foreign currency adjustments	0	0
Reserve, Ending Balance	$ 0	$ 0	$ 33